UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York          May 6, 2005

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     122

Form 13F Information Table Value Total:    $223,843


List of Other Included Managers:  None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Federal Natl Mtg Assn PFD 7% V PFD              313586794      277     5000 SH       SOLE                     5000
Abbott Labs                    COM              002824100     2020    43324 SH       SOLE                    43324
Adobe Sys Inc                  COM              00724F101      202     3000 SH       SOLE                     3000
Altria Group Inc.              COM              02209S103      293     4475 SH       SOLE                     4475
American Express               COM              025816109     2273    44251 SH       SOLE                    44251
American Int'l Group           COM              026874107    16747   302240 SH       SOLE                   302240
Amgen Inc.                     COM              031162100      828    14228 SH       SOLE                    14228
Anadarko Petro Corp            COM              032511107     1993    26185 SH       SOLE                    26185
                                                                68      900 SH       OTHER                                       900
Anheuser Busch                 COM              035229103      332     7000 SH       SOLE                     7000
Annaly Mortgage Management Inc COM              035710409      219    11650 SH       SOLE                    11650
Applied Materials              COM              038222105      325    20000 SH       SOLE                    20000
Arlington Tankers Ltd          COM              G04899103      566    24100 SH       SOLE                    24100
Automatic Data Processing Inc. COM              053015103      580    12900 SH       SOLE                    12900
Avery Dennison Corp.           COM              053611109      883    14265 SH       SOLE                    14265
Axis Capital Holdings Ltd      COM              g0692u109      460    17000 SH       SOLE                    17000
BG Group                       COM              055434203     5240   133000 SH       SOLE                   133000
BP Plc Spons Adr               COM              055622104     3394    54387 SH       SOLE                    54387
Bank of America Corp.          COM              060505104      423     9600 SH       SOLE                     9600
                                                               123     2800 SH       OTHER                                      2800
Bed Bath & Beyond Inc          COM              075896100      387    10600 SH       SOLE                    10600
Bombardier Inc. Cl B           COM              097751200       29    13000 SH       SOLE                    13000
CVS Corp.                      COM              126650100     4024    76470 SH       SOLE                    76470
                                                                89     1700 SH       OTHER                                      1700
Canadian Nat Res Ltd           COM              136385101     4044    71175 SH       SOLE                    71175
ChevronTexaco Corp.            COM              166764100     1299    22274 SH       SOLE                    22274
                                                                58     1000 SH       OTHER                                      1000
Cintas Corp.                   COM              172908105      325     7875 SH       SOLE                     7875
Cisco Sys Inc                  COM              17275R102     7563   422738 SH       SOLE                   422738
                                                                97     5400 SH       OTHER                                      5400
Citigroup Inc.                 COM              172967101      715    15900 SH       SOLE                    15900
                                                                81     1800 SH       OTHER                                      1800
Coca Cola                      COM              191216100      207     4960 SH       SOLE                     4960
Colgate Palmolive              COM              194162103      706    13525 SH       SOLE                    13525
Comcast Corp New Cl A          COM              20030N101     6146   181935 SH       SOLE                   181935
Comcast Corp New Cl A Special  COM              20030N200     1919    57380 SH       SOLE                    57380
                                                                47     1400 SH       OTHER                                      1400
Commerce Bancorp Inc           COM              200519106     1955    60200 SH       SOLE                    60200
ConocoPhillips                 COM              20825C104     4130    38294 SH       SOLE                    38294
Danaher Corp                   COM              235851102      615    11515 SH       SOLE                    11515
Dell Inc.                      COM              24702R101      762    19834 SH       SOLE                    19834
DuPont E I De Nemours          COM              263534109      242     4715 SH       SOLE                     4715
E M C Corp                     COM              268648102     2864   232430 SH       SOLE                   232430
E*Trade Financial Corp.        COM              269246104     5335   444570 SH       SOLE                   444570
                                                                60     5000 SH       OTHER                                      5000
Emerson Elec                   COM              291011104      290     4467 SH       SOLE                     4467
Exxon Mobil Corp.              COM              30231G102    11974   200903 SH       SOLE                   200903
                                                                63     1056 SH       OTHER                                      1056
First Data Corp.               COM              319963104     1120    28500 SH       SOLE                    28500
Fortune Brands Inc.            COM              349631101      547     6780 SH       SOLE                     6780
General Electric               COM              369604103    26891   745722 SH       SOLE                   745722
                                                                43     1200 SH       OTHER                                      1200
Gentry Resources Ltd.          COM              37246b101      443   117000 SH       SOLE                   117000
Goldman Sachs Group            COM              38141G104      547     4975 SH       SOLE                     4975
Google Inc.                    COM              38259P508     2028    11235 SH       SOLE                    11235
                                                                81      450 SH       OTHER                                       450
HSBC Hldgs PLC Spon ADR        COM              404280406      360     4532 SH       SOLE                     4532
                                                                64      812 SH       OTHER                                       812
Home Depot                     COM              437076102     2291    59900 SH       SOLE                    59900
                                                                59     1550 SH       OTHER                                      1550
Illinois Tool Works            COM              452308109     4456    49775 SH       SOLE                    49775
Int'l Bus Machines             COM              459200101      640     7002 SH       SOLE                     7002
                                                               192     2100 SH       OTHER                                      2100
Intel Corp                     COM              458140100     1477    63598 SH       SOLE                    63598
                                                                74     3200 SH       OTHER                                      3200
J P Morgan Chase & Co          COM              46625H100      600    17345 SH       SOLE                    17345
                                                                51     1480 SH       OTHER                                      1480
Johnson & Johnson              COM              478160104     9633   143428 SH       SOLE                   143428
Johnson Ctls. Inc.             COM              478366107      420     7540 SH       SOLE                     7540
Liberty Media Corp. New Ser A  COM              530718105      620    59800 SH       SOLE                    59800
Linear Technology Corp         COM              535678106      295     7700 SH       SOLE                     7700
Lowes Companies                COM              548661107     5726   100290 SH       SOLE                   100290
McDonalds Corp                 COM              580135101      218     7000 SH       SOLE                     7000
Medtronic Inc.                 COM              585055106     1115    21884 SH       SOLE                    21884
                                                               132     2600 SH       OTHER                                      2600
Merck                          COM              589331107      345    10650 SH       SOLE                    10650
Microsoft Corp.                COM              594918104     1402    58005 SH       SOLE                    58005
                                                               111     4600 SH       OTHER                                      4600
Nike Inc.                      COM              654106103      382     4580 SH       SOLE                     4580
Nokia Corp. Adr                COM              654902204      310    20100 SH       SOLE                    20100
                                                                49     3200 SH       OTHER                                      3200
Pengrowth Energy Trust Unit A  COM              706902301      596    29800 SH       SOLE                    29800
Pepsico                        COM              713448108     3294    62116 SH       SOLE                    62116
Pfizer                         COM              717081103      854    32512 SH       SOLE                    32512
                                                                24      900 SH       OTHER                                       900
Pitney Bowes                   COM              724479100      352     7800 SH       SOLE                     7800
Plains Expl & Prodtn           COM              726505100     3868   110825 SH       SOLE                   110825
Praxair Inc. Com               COM              74005p104     2995    62570 SH       SOLE                    62570
                                                                48     1000 SH       OTHER                                      1000
Procter & Gamble               COM              742718109     8531   160968 SH       SOLE                   160968
                                                                64     1200 SH       OTHER                                      1200
S P D R Tr. Unit Ser 1         COM              78462F103      335     2839 SH       SOLE                     2839
Sasol Ltd ADR                  COM              803866300     5364   224895 SH       SOLE                   224895
Schlumberger                   COM              806857108      557     7899 SH       SOLE                     7899
                                                                56      800 SH       OTHER                                       800
Staples Inc                    COM              855030102     5862   186520 SH       SOLE                   186520
Stratic Energy Corp            COM              862928108      378   390000 SH       SOLE                   390000
Symantec Corp                  COM              871503108      576    27000 SH       SOLE                    27000
Syntroleum Corp                COM              871630109     1699   138840 SH       SOLE                   138840
Target Corporation             COM              87612E106      845    16900 SH       SOLE                    16900
Teva Pharmaceutical Ind        COM              881624209     7691   248165 SH       SOLE                   248165
                                                                43     1400 SH       OTHER                                      1400
Texas Instruments              COM              882508104     5416   212470 SH       SOLE                   212470
                                                               115     4500 SH       OTHER                                      4500
Toreador Resources Corp        COM              891050106     1542    84965 SH       SOLE                    84965
Trinity Plumas Capital Corp    COM              89655R101        9    12000 SH       SOLE                    12000
Tyco Intl. Ltd. New            COM              902124106      879    26006 SH       SOLE                    26006
                                                                88     2600 SH       OTHER                                      2600
Unit Corp.                     COM              909218109     1333    29500 SH       SOLE                    29500
United Technologies Corp.      COM              913017109      996     9801 SH       SOLE                     9801
United Utilities Plc Adr       COM              91311Q105      891    36900 SH       SOLE                    36900
Verizon Communications         COM              92343V104     1786    50322 SH       SOLE                    50322
Vodafone Group Plc New Spons A COM              92857W100      676    25450 SH       SOLE                    25450
Wachovia Corp New Com          COM              929903102      662    13000 SH       SOLE                    13000
Wal Mart Stores                COM              931142103      503    10039 SH       SOLE                    10039
Walgreen                       COM              931422109      551    12398 SH       SOLE                    12398
Wellpoint Inc.                 COM              94973v107     6318    50403 SH       SOLE                    50403
Wells Fargo & Co.              COM              949746101     1293    21620 SH       SOLE                    21620
Zimmer Holdings Inc            COM              98956P102      544     6995 SH       SOLE                     6995
Fidelity Magellan Fd Com                        316184100      213 2105.277 SH       SOLE                 2105.277
Milkhaus Labs Warrant $32.56 e WT               111111111        2    20272 SH       SOLE                    20272
Milkhaus Labs Warrant $35.52 e WT               111111111        2    20272 SH       SOLE                    20272